SHAREHOLDERS' EQUITY - Schedule of Option Fair Value Assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	34.85%	33.33%	33.35%
Expected volatility, maximum	42.91%	36.70%	35.67%
Risk free interest rate, minimum	3.45%	3.49%	3.60%
Risk free interest rate, maximum	4.32%	4.57%	4.68%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)			3 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 6 months	2 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 6 months	3 years 6 months